Unitholders' Capital / Capitalization	3 Months Ended	8 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2013 Linn Energy, LLC [Member]	Dec. 31, 2012 Linn Energy, LLC [Member]
Class of Stock [Line Items]
Unitholders' Capital / Capitalization
Capitalization
LinnCo’s authorized capital structure consists of two classes of interests: (1) shares with limited voting rights and (2) voting shares, 100% of which are currently held by LINN Energy. At March 31, 2013, LinnCo’s issued capitalization consisted of $1.2 billion in shares and $1,000 contributed by LINN Energy in connection with LinnCo’s formation and in exchange for its voting share. LinnCo is authorized to issue an unlimited number of shares and voting shares. Additional classes of equity interests may be created upon approval by the Board and the holders of a majority of the outstanding shares and voting shares, voting as separate classes.
Acquisition of Berry – Pending
On February 20, 2013, LinnCo and Berry entered into a definitive merger agreement under which LinnCo would acquire all of the outstanding common shares of Berry. Under the terms of the agreement, Berry’s shareholders will receive 1.25 LinnCo common shares for each Berry common share they own. This transaction, which is expected to be a tax-free exchange to Berry’s shareholders, represents value of $46.2375 per common share, based on the closing price of LinnCo common shares on February 20, 2013, the last trading day before public announcement.
The transaction has a preliminary value of approximately $4.4 billion, including the assumption of debt, and is expected to close by July 1, 2013, subject to approvals by Berry and LinnCo shareholders, LINN Energy unitholders and regulatory agencies. In connection with the proposed transaction described above, LinnCo will contribute Berry to LINN Energy in exchange for newly issued LINN Energy units, after which Berry will be an indirect wholly owned subsidiary of LINN Energy.

Capitalization
LinnCo’s authorized capital structure consists of two classes of interests: (1) shares with limited voting rights and (2) voting shares, 100% of which are currently held by LINN Energy. At December 31, 2012, LinnCo’s issued capitalization consisted of $1.2 billion in shares and $1,000 contributed by LINN Energy in connection with LinnCo’s formation and in exchange for its voting share. LinnCo is authorized to issue an unlimited number of shares and voting shares. Additional classes of equity interests may be created upon approval by the Board and the holders of a majority of the outstanding shares and voting shares, voting as separate classes.
On October 17, 2012, LinnCo issued shares for cash to the public as discussed in Note 3, and used all of the net proceeds, after deducting the underwriting discount and structuring fee, to purchase a number of units from LINN Energy equal to the number of LinnCo shares issued and sold. LinnCo’s limited liability company agreement requires it to maintain a one-to-one ratio between the number of LinnCo shares outstanding and the number of LINN Energy units it owns. When LINN Energy makes distributions on its units, LinnCo will pay a dividend on its shares equal to the amount of cash received from LINN Energy with respect to the LINN Energy units owned by LinnCo, net of reserves for income taxes payable by LinnCo.

Unitholders’ Capital
Public Offering of Units
In January 2012, the Company sold 19,550,000 units representing limited liability company interests at $35.95 per unit ($34.512 per unit, net of underwriting discount) for net proceeds of approximately $674 million (after underwriting discount and offering expenses of approximately $28 million). The Company used the net proceeds from the sale of these units to repay a portion of the outstanding indebtedness under its Credit Facility.
Equity Distribution Agreement
The Company has an equity distribution agreement pursuant to which it may from time to time issue and sell units representing limited liability company interests having an aggregate offering price of up to $500 million. Sales of units, if any, will be made through a sales agent by means of ordinary brokers’ transactions, in block transactions, or as otherwise agreed with the agent. The Company expects to use the net proceeds from any sale of the units for general corporate purposes, which may include, among other things, capital expenditures, acquisitions and the repayment of debt.
In January 2012, the Company, under its equity distribution agreement, issued and sold 1,539,651 units representing limited liability company interests at an average unit price of $38.02 for proceeds of approximately $57 million (net of approximately $2 million in commissions and professional service expenses). The Company used the net proceeds for general corporate purposes, including the repayment of a portion of the indebtedness outstanding under its Credit Facility. At March 31, 2013, units equaling approximately $411 million in aggregate offering price remained available to be issued and sold under the agreement.
Distributions
Under the Company’s limited liability company agreement, the Company’s unitholders are entitled to receive a quarterly distribution of available cash to the extent there is sufficient cash from operations after establishment of cash reserves and payment of fees and expenses. Distributions paid by the Company are presented on the condensed consolidated statement of unitholders’ capital and the condensed consolidated statements of cash flows. On April 23, 2013, the Company’s Board of Directors declared a cash distribution of $0.725 per unit with respect to the first quarter of 2013. The distribution, totaling approximately $171 million, will be paid on May 15, 2013, to unitholders of record as of the close of business on May 8, 2013.

Unitholders’ Capital
LinnCo Initial Public Offering
On October 17, 2012, LinnCo, LLC (“LinnCo”), an affiliate of LINN Energy, completed its initial public offering (the “LinnCo IPO”) of 34,787,500 common shares representing limited liability company interests to the public at a price of $36.50 per share ($34.858 per share, net of underwriting discount and structuring fee) for net proceeds of approximately $1.2 billion (after underwriting discount and structuring fee of approximately $57 million). The net proceeds LinnCo received from the offering were used to acquire 34,787,500 LINN Energy units which are equal to the number of LinnCo shares sold in the offering. The Company used the proceeds from the sale of the units to LinnCo to pay the expenses of the offering and repay a portion of the outstanding indebtedness under its Credit Facility.
Public Offering of Units
In January 2012, the Company sold 19,550,000 units representing limited liability company interests at $35.95 per unit ($34.512 per unit, net of underwriting discount) for net proceeds of approximately $674 million (after underwriting discount and offering expenses of approximately $28 million). The Company used the net proceeds from the sale of these units to repay a portion of the outstanding indebtedness under its Credit Facility.
In March 2011, the Company sold 16,726,067 units representing limited liability company interests at $38.80 per unit ($37.248 per unit, net of underwriting discount) for net proceeds of approximately $623 million (after underwriting discount and offering expenses of approximately $26 million). The Company used a portion of the net proceeds from the sale of these units to fund the March 2011 redemptions of a portion of the outstanding 2017 Senior Notes and 2018 Senior Notes and to fund the cash tender offers and related expenses for a portion of the remaining 2017 Senior Notes and 2018 Senior Notes (see Note 6). The Company used the remaining net proceeds from the sale of units to finance a portion of the March 31, 2011, acquisition in the Williston/Powder Basin region.
In December 2010, the Company sold 11,500,000 units representing limited liability company interests at $35.92 per unit ($34.48 per unit, net of underwriting discount) for net proceeds of approximately $396 million (after underwriting discount and offering expenses of approximately $17 million). The Company used the net proceeds from the sale of these units to repay all outstanding indebtedness under its Credit Facility and for other general corporate purposes, including the partial notes redemption (see Note 6).
In March 2010, the Company sold 17,250,000 units representing limited liability company interests at $25.00 per unit ($24.00 per unit, net of underwriting discount) for net proceeds of approximately $414 million (after underwriting discount and offering expenses of approximately $17 million). The Company used a portion of the net proceeds from the sale of these units to finance the HighMount acquisition.
Equity Distribution Agreement
In August 2011, the Company entered into an equity distribution agreement, pursuant to which it may from time to time issue and sell units representing limited liability company interests having an aggregate offering price of up to $500 million. In connection with entering into the agreement, the Company incurred expenses of approximately $423,000. Sales of units, if any, will be made through a sales agent by means of ordinary brokers’ transactions, in block transactions, or as otherwise agreed with the agent. The Company expects to use the net proceeds from any sale of the units for general corporate purposes, which may include, among other things, capital expenditures, acquisitions and the repayment of debt.
In January 2012, the Company, under its equity distribution agreement, issued and sold 1,539,651 units representing limited liability company interests at an average unit price of $38.02 for proceeds of approximately $57 million (net of approximately $1 million in commissions). In connection with the issue and sale of these units, the Company also incurred professional service expenses of approximately $700,000. The Company used the net proceeds for general corporate purposes, including the repayment of a portion of the indebtedness outstanding under its Credit Facility. At December 31, 2012, units equaling approximately $411 million in aggregate offering price remained available to be issued and sold under the agreement.
In September 2011, the Company, under its equity distribution agreement, issued and sold 16,060 units representing limited liability company interests at an average unit price of $38.25 for proceeds of approximately $602,000 (net of approximately $12,000 in commissions). In December 2011, the Company issued and sold 772,104 units representing limited liability company interests at an average unit price of $38.03 for proceeds of approximately $29 million (net of approximately $587,000 in commissions). In connection with the issue and sale of these units, the Company also incurred professional service expenses of approximately $139,000. The Company used the net proceeds for general corporate purposes, including the repayment of a portion of the indebtedness outstanding under its Credit Facility.
Unit Repurchase Plan
In October 2008, the Board of Directors of the Company authorized the repurchase of up to $100 million of the Company’s outstanding units from time to time on the open market or in negotiated purchases. During the year ended December 31, 2011, 529,734 units were repurchased at an average unit price of $32.76 for a total cost of approximately $17 million. During the year ended December 31, 2010, 486,700 units were repurchased at an average unit price of $23.79 for a total cost of approximately $12 million. All units were subsequently canceled.
No units were repurchased by the Company during the year ended December 31, 2012. At December 31, 2012, approximately $56 million was available for unit repurchase under the program. The timing and amounts of any such repurchases are at the discretion of management, subject to market conditions and other factors, and in accordance with applicable securities laws and other legal requirements. The repurchase plan does not obligate the Company to acquire any specific number of units and may be discontinued at any time. Units are repurchased at fair market value on the date of repurchase.
Other Issuance and Cancellation of Units
During the year ended December 31, 2010, the Company purchased 9,055 units for approximately $300,000 in conjunction with units received by the Company for the payment of minimum withholding taxes due on units issued under its equity compensation plan (see Note 5). All units were subsequently canceled. The Company purchased no units for this purpose during the years ended December 31, 2012, and December 31, 2011.
Distributions
Under the LLC Agreement, Company unitholders are entitled to receive a quarterly distribution of available cash to the extent there is sufficient cash from operations after establishment of cash reserves and payment of fees and expenses. Distributions paid by the Company are presented on the consolidated statements of unitholders’ capital. On January 24, 2013, the Company’s Board of Directors declared a cash distribution of $0.725 per unit with respect to the fourth quarter of 2012. The distribution, totaling approximately $170 million, was paid on February 14, 2013, to unitholders of record as of the close of business on February 7, 2013.